Share Capital, Share Premium and Reserves	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Share Capital, Share Premium and Reserves
16.
Share Capital, Share Premium and Reserves
(a)
Share capital and Share Premium

The total number of shares to be issued by the Parent Company is 1,000,000,000 shares, the number of shares issued is 500,000,000 shares (December 31, 2024: 500,000,000 shares), and the par value per share is ~~W~~5,000. There were no changes in the share capital of the Parent Company for the year ended December 31, 2025.

The Parent Company conducted a paid-in capital increase as below based on the resolution of the board of directors on December 18, 2023, and the newly issued shares were listed on the Korea Exchange (KRX) on March 26, 2024.

16.
Share Capital, Share Premium and Reserves, Continued
(a)
Share capital and Share Premium, Continued

With the new shares of common stock, the share capital increased by ~~W~~710,921 million to ~~W~~2,500,000 million the year ended December 31, 2024.

Capital surplus as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Share premium	~~W~~	2,821,006	2,821,006
Other capital surplus		(47,419)	(80,195)
Total	~~W~~	2,773,587	2,740,811

(b)
Reserves

Reserves consist of the following:

Foreign currency translation differences for foreign operations

Foreign currency translation differences for foreign operations include all foreign currency differences arising from translating the financial statements of the Group’s foreign operations.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises include the Group’s share of other comprehensive income arising from the amount related to change in equity of investments in equity-method investments.

Other comprehensive income (loss) held for sale

The other comprehensive income (loss) held for sale comprises the translation reserve from the disposal groups held for sale.

Reserves as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Foreign currency translation differences for foreign operations	~~W~~	1,025,319	1,108,625
Other comprehensive loss from associates		(29,496)	(27,224)
Other comprehensive income held for sale		291,363	—
Total	~~W~~	1,287,186	1,081,401

16.
Share Capital, Share Premium and Reserves, Continued
(b)
Reserves, Continued

The movement in reserves for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	Foreign currency translation differences		Other comprehensive income (loss) from associates (excluding remeasurements)	Other comprehensive income (loss) held for sale	Total
January 1, 2023	~~W~~	509,620	(29,992)	—	479,628
Change in reserves		39,172	(2,824)	—	36,348
December 31, 2023		548,792	(32,816)	—	515,976
January 1, 2024		548,792	(32,816)	—	515,976
Change in reserves		476,527	3,320	291,363	771,210
December 31, 2024		1,025,319	(29,496)	291,363	1,287,186
January 1, 2025		1,025,319	(29,496)	291,363	1,287,186
Change in reserves		83,306	2,272	(291,363)	(205,785)
December 31, 2025	~~W~~	1,108,625	(27,224)	—	1,081,401

(c)
Retained earnings (accumulated deficit) as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Legal reserve (*)	~~W~~	235,416	235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		(84,833)	(10,722)
Unappropriated retained earnings (accumulated deficit)		(237,346)	(11,033)
Total	~~W~~	(18,512)	281,912

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.